GLASS WAVE ENTERPRISES, INC.

Suite 207-2525 Quebec Street

Vancouver, British Columbia

Canada V5T 4R5

Telephone No.: 604.731.1412

December 15, 2006

VIA FACSIMILE AND EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-7010

USA

Attention:    Dave Walz

Dear Sirs/Mesdames:

Re: Glass Wave Enterprises, Inc. (the “Company”)

                              The Company writes this letter in connection with its response to the comment letter from the Securities and Exchange Commission (the “Commission”) dated December 14, 2006 with respect to Item 4.01 of the Current Report on Form 8-K.

                              Accordingly, the Company acknowledges and confirms that:

1.	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;
2.	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
3.	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We trust you find the foregoing to be in order. Should you have any questions please do not hesitate to contact the undersigned.

Yours truly,

GLASS WAVE ENTERPRISES, INC.

/s/ Chester Ku

Chester Ku

President

CW991881.1